Business Segment and Geographic Information (Segment Profit) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Operating income (loss)	¥ 1,214,909	¥ 1,117,693	¥ 1,109,752
Other income	73,829	102,071	167,505
Other expenses	112,941	99,693	172,094
Consolidated income (loss) before income taxes and equity in earnings (losses) of affiliated companies	1,175,797	1,120,071	1,105,163
Equity in earnings (losses) of affiliated companies	1,670	8,794	(1,916)
Regional Communications Business [Member]
Operating income (loss)	127,252	82,105	70,454
Equity in earnings (losses) of affiliated companies	77	177	118
Long Distance and International Communications Business [Member]
Operating income (loss)	97,089	98,230	96,861
Equity in earnings (losses) of affiliated companies	432	657	366
Mobile Communications Business [Member]
Operating income (loss)	839,102	828,449	825,403
Equity in earnings (losses) of affiliated companies	(9,913)	(3,105)	(2,074)
Data Communications Business [Member]
Operating income (loss)	76,978	64,866	86,772
Equity in earnings (losses) of affiliated companies	91	(142)	278
Other Business Segment [Member]
Operating income (loss)	44,857	13,326	15,178
Equity in earnings (losses) of affiliated companies	10,983	11,207	(604)
Total Business Segment [Member]
Operating income (loss)	1,185,278	1,086,976	1,094,668
Elimination [Member]
Operating income (loss)	¥ 29,631	¥ 30,717	¥ 15,084